Earnings Per Unit (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit Reconciliation
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended September 30, 2013:
Net loss:
Allocated to units	$(30,060)
Allocated to participating securities	(1,266)
	$(31,326)
Net loss per unit:
Basic net loss per unit		233,552	$(0.13)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,552	$(0.13)

Three months ended September 30, 2012:
Net loss:
Allocated to units	$(430,005)
Allocated to participating securities	(1,398)
	$(431,403)
Net loss per unit:
Basic net loss per unit		197,675	$(2.18)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		197,675	$(2.18)

Nine months ended September 30, 2013:
Net income:
Allocated to units	$93,212
Allocated to participating securities	(3,796)
	$89,416
Net income per unit:
Basic net income per unit		233,393	$0.38
Dilutive effect of unit equivalents		372	—
Diluted net income per unit		233,765	$0.38

Nine months ended September 30, 2012:
Net loss:
Allocated to units	$(199,121)
Allocated to participating securities	(4,165)
	$(203,286)
Net loss per unit:
Basic net loss per unit		196,152	$(1.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		196,152	$(1.04)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)